Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-41572
Entity Registrant Name	Star Holdings
Entity Central Index Key	0001953366
Entity Tax Identification Number	37-6762818
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Penn Plaza
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, $0.001 par value
Trading Symbol	STHO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true